[Janus Henderson Investors US Letterhead]

September 30, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 312 and Amendment No. 295 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purposes of establishing Janus Henderson U.S. Dividend Income Fund as a new series of the Registrant (the “Fund”), and to establish Class I Shares, Class N Shares, and Class D Shares as new share classes of the Fund.

The covers of the Prospectuses and Statement of Additional Information for the Fund include the disclosure pursuant to Rule 481(b)(2) under the 1933 Act (“red herring” legend).

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Registrant has specified that the Amendment is to become effective on December 20, 2022.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.
Assistant Secretary of the Registrant

Enclosures (via EDGAR)

cc:	Abigail Murray, Esq.

Thea Kelley